Schedule of Company’s Notes Payable (Details) - USD ($)			6 Months Ended
		Jan. 01, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable, gross
Unamortized debt discount
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate		18.00%
Collateral amount			$ 8,647,650	$ 3,869,650
Notes payable, gross			4,365,626
Unamortized debt discount			263,036
Next NRG Holding Corp [Member] | Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable			$ 4,102,590
Notes Payable One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[1]		Jan. 19, 2024
Debt Instrument, Maturity Date	[1]		May 24, 2024
Interest Rate	[1]		7.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 3,700,000
Notes Payable Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[2]		Jan. 19, 2024
Debt Instrument, Maturity Date	[2]		Aug. 19, 2024
Default Interest Rate	[2]		0.00%
Collateral	[2]		All assets
Collateral amount	[2]		$ 266,250
Notes Payable Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Jan. 19, 2024
Debt Instrument, Maturity Date	[3]		Aug. 19, 2024
Default Interest Rate	[3]		0.00%
Collateral	[3]		All assets
Collateral amount	[3]		$ 399,376

[1]	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.
[2]	– The Company executed a note payable (merchant cash advance) with a face amount of $1,491,000 and received net proceeds of $1,000,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $53,250 per week over a term of 28 weeks.
[3]	– The Company executed a note payable (merchant cash advance) with a face amount of $2,236,500 and received net proceeds of $1,500,000. The $736,500 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $79,875 per week over a term of 28 weeks.